NATIONS FUND PORTFOLIOS, INC.
                       Registration Nos. 33-89742; 811-8982

                       CERTIFICATE PURSUANT TO
                        17 C.F.R. 230.497(j)


                  The undersigned hereby certifies on behalf of Nations Fund Portfolios, Inc. (the "Company") that the forms of Prospectuses for all Funds of the Company, that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No.8, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on July 31, 1998.

                  IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 11th day of August, 1998.


Witness:                                          NATIONS FUND PORTFOLIOS, INC

By:/s/ Louise P. Newcomb                          By:  /s/ Richard H. Blank, Jr.
Name:  Louise P. Newcomb                          Name:  Richard H. Blank, Jr.
Title: Assistant Secretary                        Title: Secretary